12. INCOME TAXES	12 Months Ended
Jan. 31, 2020
Notes
12. INCOME TAXES

12.INCOME TAXES

The income tax provision differs from income taxes, which would result from applying the expected tax rate to net loss before income taxes.  The following table reconciles the expected income tax expenses (recovery) at the Canadian statutory tax rate to the amounts recognized in the statements of operations and comprehensive income (loss) for the years ended January 31, 2020, 2019 and 2018:

	2020	2019	2018

Loss before income taxes	$(1,061,028)	$(283,552)	$(400,029)
Canadian statutory income tax rate	27.0%	27.0%	27.0%
Computed “expected” income tax expense	(286,478)	(76,559)	(108,008)

Differences resulting from:
Option based payments	147,329	20,365	17,269
Other items	10,149	194	1,739
Increase/(decrease) in deferred tax assets not recognized	129,000	56,000	89,000

Provision for income tax expense	$-	$-	$-

The tax effects of deductible and taxable temporary differences that give rise to the Company’s deferred tax assets and liabilities are as follows:

	2020	2019	2018
Unrecognized deductible and taxable temporary differences-Canada

Non-capital loss carry forwards	$9,978,000	$9,455,000	$9,250,000
Mineral property interests and deferred exploration costs	5,089,000	5,095,000	5,089,000
Property and equipment	(23,000)	16,000	22,000

Total Unrecognized deductible and taxable temporary differences not recognized	$15,044,000	$14,566,000	$14,361,000

The Company has Canadian non-capital loss carry forwards which expire as follows:

2026	$605,469
2027	808,472
2028	942,980
2029	466,936
2030	957,373
2031	974,551
2032	876,759
2033	910,383
2034	908,862
2035	606,902
2036	488,505
2037	366,614
2038	336,016
2039	205,817
2040	522,300

Total	$9,977,939

Deferred tax assets have not been recognized in these financial statements because at this stage of the Company’s development, it is not determinable that future taxable profit will be available against which the Company can utilize such deferred tax assets.